Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Oct. 13, 2020
Richard Chera | Promissory Note
Related Party Transaction [Line Items]
Price of warrant	$ 1.50
Aggregate principal amount of loan from related party	$ 1,500,000
Period within which promissory note becomes due	12 months
Maximum amount of promissory notes convertible into warrants	$ 1,500,000
Promissory note, outstanding balance		$ 450,000
Working Capital Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 1.50
Promissory Note with Related Party | Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Expenses per month		$ 15,000